Accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Trade accounts receivable	$ 2,608	$ 3,643
Allowance for doubtful accounts	(42)	(25)
Accounts receivable from shareholders	14	0
Accounts receivable from other related parties	95	119
Accounts receivable from underwriters, promoters, and employees	1	0
Other accounts receivable	224	33
Total accounts receivable net of allowance for doubtful accounts	$ 2,900	$ 3,770